Condensed Schedule of Investments (Parenthetical) (USD $)	12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Futures contracts, Foreign: Agriculture Total Index Series	Dec. 31, 2012 $ 40,000,000 Treasury bill due 01/10/2013 Total Index Series	Dec. 31, 2012 $ 40,000,000 Treasury bill due 01/10/2013 Total RICI Linked - PAM Advisors Fund, LLC	Dec. 31, 2012 $ 30,000,000 Treasury bill due 01/17/2013 Total Index Series	Dec. 31, 2012 $ 30,000,000 Treasury bill due 01/17/2013 Total RICI Linked - PAM Advisors Fund, LLC	Dec. 31, 2012 $ 6,200,000 Treasury bill due 01/17/2013 Agricultural Sector Series	Dec. 31, 2012 $ 6,200,000 Treasury bill due 01/17/2013 Total RICI Linked - PAM Advisors Fund, LLC	Dec. 31, 2012 $ 16,000,000 Treasury bill due 02/07/2013 Total Index Series	Dec. 31, 2012 $ 16,000,000 Treasury bill due 02/07/2013 Total RICI Linked - PAM Advisors Fund, LLC	Dec. 31, 2012 $ 4,000,000 Treasury bill due 02/28/2013 Total Index Series	Dec. 31, 2012 $ 4,000,000 Treasury bill due 02/28/2013 Total RICI Linked - PAM Advisors Fund, LLC	Dec. 31, 2012 $ 1,000,000 Treasury bill due 02/28/2013 Agricultural Sector Series	Dec. 31, 2012 $ 1,000,000 Treasury bill due 02/28/2013 Total RICI Linked - PAM Advisors Fund, LLC	Dec. 31, 2012 $ 20,000,000 Treasury bill due 04/11/2013 Total Index Series	Dec. 31, 2012 $ 20,000,000 Treasury bill due 04/11/2013 Total RICI Linked - PAM Advisors Fund, LLC	Dec. 31, 2012 $ 20,000,000 Treasury bill due 04/18/2013 Total Index Series	Dec. 31, 2012 $ 20,000,000 Treasury bill due 04/18/2013 Total RICI Linked - PAM Advisors Fund, LLC	Dec. 31, 2012 $ 40,000,000 Treasury bill due 05/09/2013 Total Index Series	Dec. 31, 2012 $ 40,000,000 Treasury bill due 05/09/2013 Total RICI Linked - PAM Advisors Fund, LLC	Dec. 31, 2012 $ 1,000,000 Treasury bill due 05/16/2013 Agricultural Sector Series	Dec. 31, 2012 $ 1,000,000 Treasury bill due 05/16/2013 Total RICI Linked - PAM Advisors Fund, LLC	Dec. 31, 2012 $ 30,000,000 Treasury bill due 06/20/2013 Total Index Series	Dec. 31, 2012 $ 30,000,000 Treasury bill due 06/20/2013 Total RICI Linked - PAM Advisors Fund, LLC	Dec. 31, 2012 $ 1,500,000 Treasury bill due 06/20/2013 Agricultural Sector Series	Dec. 31, 2012 $ 1,500,000 Treasury bill due 06/20/2013 Total RICI Linked - PAM Advisors Fund, LLC	Dec. 31, 2011 $ 84,000,000 Treasury bill due 01/26/2012 Total RICI Linked - PAM Advisors Fund, LLC Total Index Series	Dec. 31, 2011 $ 6,000,000 Treasury bill due 01/26/2012 Total RICI Linked - PAM Advisors Fund, LLC Agricultural Sector Series	Dec. 31, 2011 $ 35,000,000 Treasury bill due 04/05/2012 Total RICI Linked - PAM Advisors Fund, LLC Total Index Series	Dec. 31, 2011 $ 40,000,000 Treasury bill due 04/19/2012 Total RICI Linked - PAM Advisors Fund, LLC Total Index Series	Dec. 31, 2011 $ 10,000,000 Treasury bill due 04/26/2012 Total RICI Linked - PAM Advisors Fund, LLC Total Index Series	Dec. 31, 2011 $ 57,000,000 Treasury bill due 05/17/2012 Total RICI Linked - PAM Advisors Fund, LLC Total Index Series	Dec. 31, 2011 $ 500,000 Treasury bill due 05/17/2012 Total RICI Linked - PAM Advisors Fund, LLC Agricultural Sector Series	Dec. 31, 2011 $ 20,000,000 Treasury bill due 06/28/2012 Total RICI Linked - PAM Advisors Fund, LLC Total Index Series	Dec. 31, 2011 $ 3,000,000 Treasury bill due 06/28/2012 Total RICI Linked - PAM Advisors Fund, LLC Agricultural Sector Series	Dec. 31, 2012 Federated Government Obligations Fund (5,000,057 shares) Total RICI Linked - PAM Advisors Fund, LLC Total Index Series	Dec. 31, 2012 Federated Government Obligations Fund (1,00,000 shares) Total RICI Linked - PAM Advisors Fund, LLC Agricultural Sector Series	Dec. 31, 2012 AIM Government & Agency Portfolio Institutional (5,000,497 shares) Total RICI Linked - PAM Advisors Fund, LLC Total Index Series	Dec. 31, 2012 AIM Government & Agency Portfolio Institutional (100,000 shares) Total RICI Linked - PAM Advisors Fund, LLC Agricultural Sector Series	Dec. 31, 2011 AIM Government & Agency Portfolio Institutional (5,920,265 shares) Total RICI Linked - PAM Advisors Fund, LLC Total Index Series	Dec. 31, 2011 AIM Government & Agency Portfolio Institutional (846,264 shares) Total RICI Linked - PAM Advisors Fund, LLC Agricultural Sector Series
Mutual funds, government agency portfolio institutional, shares																																				5,000,057	100,000	5,000,497	100,000	5,920,265	846,264
Treasury bill value			$ 40,000,000	$ 40,000,000	$ 30,000,000	$ 30,000,000	$ 6,200,000	$ 6,200,000	$ 16,000,000	$ 16,000,000	$ 4,000,000	$ 4,000,000	$ 1,000,000	$ 1,000,000	$ 20,000,000	$ 20,000,000	$ 20,000,000	$ 20,000,000	$ 40,000,000	$ 40,000,000	$ 1,000,000	$ 1,000,000	$ 30,000,000	$ 30,000,000	$ 1,500,000	$ 1,500,000	$ 84,000,000	$ 6,000,000	$ 35,000,000	$ 40,000,000	$ 10,000,000	$ 57,000,000	$ 500,000	$ 20,000,000	$ 3,000,000
Investment maturity date			Jan. 10, 2013	Jan. 10, 2013	Jan. 17, 2013	Jan. 17, 2013	Jan. 17, 2013	Jan. 07, 2013	Feb. 07, 2013	Feb. 07, 2013	Feb. 28, 2013	Feb. 28, 2013	Feb. 28, 2013	Mar. 28, 2013	Apr. 11, 2013	Apr. 11, 2013	Apr. 18, 2013	Apr. 18, 2013	May 09, 2013	May 09, 2013	May 16, 2013	May 16, 2013	Jun. 20, 2013	Jun. 20, 2013	Jun. 20, 2013	Jun. 20, 2013	Jan. 26, 2012	Jan. 26, 2012	Apr. 05, 2012	Apr. 19, 2012	Apr. 26, 2012	May 17, 2012	May 17, 2012	Jun. 28, 2012	Jun. 28, 2012
Percentage of individual futures contract position of members equity	1.00%
Percentage of members equity net assets maximum		0.01%